Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 26, 2011
Registrant Name	dei_EntityRegistrantName	SENTINEL GROUP FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000225843
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 26, 2011
Prospectus Date	rr_ProspectusDate	Mar 30, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
Sentinel International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWRLX
Sentinel International Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWFCX
Sentinel International Equity Fund | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIIEX

SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Sentinel Mid Cap Value Fund
The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 26, 2011 to the Prospectus dated March 30, 2011, as supplemented to date Sentinel Mid Cap Value Fund
The third sentence of the section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Principal Investment Strategies” is modified to read in its entirety :
As of June 30, 2011, companies included in either the Standard & Poor's MidCap 400 Index or the Russell Midcap Index had market capitalizations between $517.8 million and $18.6 billion.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Mar 30, 2011
SENTINEL MID CAP VALUE FUND (Prospectus Summary): | SENTINEL MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Sentinel Mid Cap Value Fund
Supplement Text	ck0000225843_SupplementTextBlock	The Sentinel Funds Class A, Class C, Class S and Class I Supplement dated September 26, 2011 to the Prospectus dated March 30, 2011, as supplemented to date Sentinel Mid Cap Value Fund
Investment Strategy, Heading	rr_StrategyHeading	The third sentence of the section of the Prospectus titled “Fund Summaries – Mid Cap Value Fund – Principal Investment Strategies” is modified to read in its entirety :
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	As of June 30, 2011, companies included in either the Standard & Poor's MidCap 400 Index or the Russell Midcap Index had market capitalizations between $517.8 million and $18.6 billion.
SENTINEL MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVAX
SENTINEL MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVCX
SENTINEL MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SYVIX